Related party transactions and balances (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions and balances
Schedule of name of related parties and relationship with the group

The following entities are considered to be related parties to the Group:

Name of related parties	Relationship with the Group
Ctrip Investment Holding Co., Ltd. (“Trip.com”)	a shareholder of the Company with the right to appoint one director of the Company
Hopeful Tourism Limited (“Caissa”, a wholly-owned subsidiary of Caissa Sega Tourism Culture Investment Limited)	a shareholder with one board director of the Company
HNA Tourism and HNA Trust	a shareholder with two board directors of the Company
Beijing Hengxin International Travel Agency Co., Ltd (Hengxin)	an associate of the Company (from June 2022 after the disposal of Hengxin)

Schedule of balance with related parties

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Current:
Amounts due from Trip.com	212	8,697	1,225
Amounts due from Caissa	818	818	115
Total	1,030	9,515	1,340

Current:
Amounts due to Trip.com	3,892	5,216	735
Amounts due to Caissa	818	818	115
Amounts due to Hengxin	—	371	52
Total	4,710	6,405	902